Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,366.3	$ 385.3
Accounts receivable	76.5	49.8
Inventories	35.2	29.2
Prepaid expenses and other	33.9	23.6
Asset held for sale (note 7)	89.7	21.4
Net investment in lease (note 6)	53.2	33.7
Derivative instruments - current (note 22(c))	0.0	2.2
Current assets - discontinued operations (note 23)	81.9	137.2
Total current assets	1,736.7	682.4
Property, plant and equipment (note 7)	11,765.9	9,047.4
Vessels under construction (note 8)	605.4	1,315.0
Right-of-use assets (note 9)	480.3	434.8
Net investment in lease (note 6)	2,161.3	1,395.1
Goodwill (note 10)	75.3	75.3
Derivative instruments (note 22(c))	97.4	85.2
Other assets (note 11)	235.9	278.9
Long term assets - discontinued operations (note 23)	0.0	398.9
Total assets	17,158.2	13,713.0
Current liabilities:
Accounts payable and accrued liabilities (note 20)	375.3	299.4
Deferred revenue	75.6	70.9
Long-term debt - current (note 12)	103.6	129.4
Operating lease liabilities - current (note 13)	13.9	100.0
Finance lease liabilities - current (note 14)	409.4	66.5
Other financing arrangements - current (note 15)	491.7	298.5
Other liabilities - current (note 16)	0.0	1.4
Current liabilities - discontinued operations (note 23)	124.2	117.7
Total current liabilities	1,593.7	1,083.8
Long-term debt (note 12)	2,743.7	3,161.4
Operating lease liabilities (note 13)	43.0	268.4
Other financing arrangements (note 15)	7,176.0	4,305.3
Derivative instruments (note 22(c))	0.0	1.3
Other liabilities (note 16)	398.2	163.5
Long term liabilities - discontinued operations (note 23)	3.1	16.5
Total liabilities	11,957.7	9,000.2
Cumulative redeemable preferred shares, $0.01 par value; 12,000,000 issued and outstanding (2023 – 12,000,000) (note 18 (e))	296.9	296.9
Share capital (note 18):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2023 – 150,000,000); 14,118,833 shares issued and outstanding (2023 – 14,118,833) Common shares; $0.01 par value; 400,000,000 shares authorized (2023 – 400,000,000); 204,328,277 shares issued and outstanding (2023 – 204,328,277)	1.9	1.9
Additional paid in capital	3,892.5	3,876.3
Retained earnings	1,025.3	554.8
Accumulated other comprehensive loss	(16.1)	(17.1)
Total shareholders' equity	4,903.6	4,415.9
Total liabilities and shareholders' equity	$ 17,158.2	$ 13,713.0